SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Base overriding royalties (Details)	3 Months Ended	12 Months Ended
	Jan. 31, 2026 USD ($)	Jan. 31, 2026 MT	Jan. 31, 2025 USD ($)
Disaggregation of Revenue
Base overriding royalties, first tier portion percentage		90.00%
Base overriding royalties, first tier shipment ceiling (in million tons)		4
Base overriding royalties, second tier portion percentage		85.00%
Base overriding royalties, second tier shipment ceiling (in million tons)		2
Base overriding royalties, third tier portion percentage		25.00%
Base overriding royalties, third tier shipment threshold (in million tons)		6
Pricing adjustment | $	$ 243,986		$ 0
First million tons shipped or deemed Shipped
Disaggregation of Revenue
Royalty earned on tons shipped or deemed shipped, percentage		2.50%
Second million tons shipped or deemed Shipped
Disaggregation of Revenue
Royalty earned on tons shipped or deemed shipped, percentage		3.50%
Third million tons shipped or deemed Shipped
Disaggregation of Revenue
Royalty earned on tons shipped or deemed shipped, percentage		5.00%
Fourth million tons shipped or deemed Shipped
Disaggregation of Revenue
Royalty earned on tons shipped or deemed shipped, percentage		5.50%
Beyond four million tons shipped or deemed Shipped
Disaggregation of Revenue
Royalty earned on tons shipped or deemed shipped, percentage		6.00%